Revenue Revenue - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) contract vessel	May 17, 2021 vessel	Mar. 10, 2021 vessel	Feb. 05, 2021 vessel	Dec. 31, 2020 USD ($) vessel	Oct. 22, 2020 vessel
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract	2
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year | $	$ 10.7
Operating Leases, Future Minimum Payments Receivable, in Two Years | $	$ 5.2				$ 45.3
Operating Leases, Future Minimum Payments Receivable, in Three Years | $					$ 5.2
Charters Out Expires 2022 [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels	2
Charters Out Expires 2021 [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels	1
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels	3
Suezmax, Aframax and LR2 Vessels [Member]
Disaggregation of Revenue [Line Items]
Number Of Vessels	16				9
Aframax Tanker
Disaggregation of Revenue [Line Items]
Number Of Vessels	1	2	6	2		2
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Current | $	$ 0.0				$ 4.2